Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Assets
Cash and cash equivalents	¥ 363,083	¥ 369,811
Guarantee deposits	74,139	244,229
Call loans	40,014	63,000
Accounts receivable	150,372	141,054
Loans and advances to customers	2,512,851	1,927,607
Securities	1,736,835	1,075,748
Other financial assets	32,293	23,130
Property and equipment	14,879	14,493
Right-of-use assets	12,175	14,799
Intangible assets	66,466	65,672
Goodwill	15,157	15,157
Investments accounted for using equity method	12,762	1,012
Deferred tax assets	107,275	49,392
Other assets	37,711	37,001
Total assets	5,176,012	4,042,105
Liabilities
Deposits	2,952,495	2,385,939
Accounts payable	1,122,338	949,397
Income tax payables	13,073	6,477
Borrowings	564,956	399,578
Other financial liabilities	48,116	34,207
Provisions	7,403	7,041
Lease liabilities	9,549	12,097
Deferred tax liabilities	206	377
Other liabilities	27,115	23,261
Total liabilities	4,745,251	3,818,374
Shareholders' equity
Issued capital	200,635	91,434
Share premium	86,730	13,727
Accumulated deficit	109,869	(4,887)
Accumulated other comprehensive loss	(3,055)	(379)
Equity attributable to owners of the parent company	394,179	99,895
Non-controlling interests	36,582	123,836
Total shareholders' equity	430,761	223,731
Total liabilities and shareholders' equity	¥ 5,176,012	¥ 4,042,105